Unaudited Condensed Consolidated Statements of Cash Flows - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Loss for the period	€ (23,502,977)	€ (19,285,963)
Depreciation & amortization of property and equipment, right-of-use assets and intangible assets	262,932	293,328
Financial assets from government grants		(4,460,274)
Net finance income	(4,382,376)	(1,165,044)
Inventories	1,723,566	(578,705)
Share-based payment expense	3,073,813	2,239,397
Trade receivables	(23,727)
Net foreign exchange differences	(101,055)	(23,953)
Other assets	1,213,575	6,295,975
Employee benefits	(484,102)	(411,774)
Other liabilities	(2,711,447)	60,443
Liabilities from government grants received		(5,407,634)
Trade and other payables	(3,429,460)	213,270
Interest received	1,369,670	556,068
Interest paid	(11,048)	(10,777)
Net cash used in operating activities	(27,002,634)	(21,685,642)
Investing activities
Purchase of intangible assets, property and equipment	(28,310)	(24,673)
Purchase of current financial assets	(23,254,210)	(83,071,163)
Proceeds from the maturity of financial assets	56,221,278	55,202,491
Net cash from / (used in) investing activities	32,938,758	(27,893,346)
Financing activities
Proceeds from issuance of common shares		56,483,929
Transaction costs from issuance of common shares		(3,360,626)
Proceeds from exercise of share options		236,943
Repayment of lease liabilities	(193,053)	(184,791)
Net cash from / (used in) financing activities	(193,053)	53,175,455
Net increase in cash and cash equivalents	5,743,071	3,596,467
Effect of exchange rate changes on cash and cash equivalents	641,107	(345,862)
Cash and cash equivalents at beginning of period	12,767,943	16,265,355
Cash and cash equivalents at end of period	€ 19,152,121	€ 19,515,959